Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income (loss)	$ 87	$ 182	$ 82	$ 521
Weighted average ordinary shares used to calculate basic net income (loss) per share (in shares)	1,026,894,266	1,025,234,000	1,025,815,812	1,025,234,000
Equity-classified awards (in shares)	21,994,223	2,684,937	14,347,642	1,722,431
Weighted average ordinary shares used to calculate diluted net income (loss) per share (in shares)	1,048,888,489	1,027,918,937	1,040,163,454	1,026,956,431
Net income per ordinary share - basic (in USD per share)	$ 0.08	$ 0.18	$ 0.08	$ 0.51
Net income per ordinary share - diluted (in USD per share)	$ 0.08	$ 0.18	$ 0.08	$ 0.51